                                                                                                                                March 11, 2015

DREYFUS OPPORTUNITY FUNDS

- Dreyfus Strategic Beta Emerging Markets Fund

- Dreyfus Strategic Beta Global Equity Fund

- Dreyfus Strategic Beta U.S. Equity Fund

THE DREYFUS THIRD CENTURY FUND, INC.

Supplement to Statement of Additional Information dated

April 1, 2014, as revised or amended, May 1, 2014,
June 1, 2014, August 1, 2014, September 1, 2014, September 11, 2014, October 1, 2014,
December 1, 2014, February 1, 2015, February 27, 2015 and March 9, 2015

            The following information supersedes any contrary information contained in the section of the Fund’s SAI entitled “Certain Portfolio Manager Information”:

            All references to Warren Chiang have been removed.

GROUP1-SAISTK-0315